Warrants (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
Issuance of Shares on Exercise of Warrants (in Dollars)		$ 29,958		$ 295,308
Additional Paid-in Capital [Member]
Issuance of Shares on Exercise of Warrants (in Dollars)		$ (9,822)		$ (96,823)
Cash Exercise Of Warrants [Member]
Warrants Exercised	0	31,044	0	306,018
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	15,522	0	153,009